Management of Financial Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Working Capital	$ 4,600,000		$ 4,400,000
Cumulative Adjustments On Exchange Differences On Translation		$ 416,000		$ 426,000
Net Loss For The Year	$ 153,000		$ 85,000
Underlying Securities
Statement [Line Items]
Increase Decrease In Market Price, Percentage	10.00%	10.00%	10.00%	10.00%